Note 9 - Income Taxes (Details Textual) - USD ($)	12 Months Ended			160 Months Ended	169 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Sep. 30, 2015
Income Tax Expense (Benefit)	$ 0	$ 0	$ 0	$ 0	$ 0